Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 1,222,553	$ 967,943	$ 275,783
Accounts Receivable, net of allowance for doubtful accounts and returns of $285,013, $396,499 and $359,395	358,068	417,484	628,691
Inventories, net	2,032,995	1,684,463	2,880,804
Advances to suppliers – formerly a related party	540,050	735,730
Prepaid expenses and other current assets	150,275	134,374	72,531
Income tax receivable			2,578
Total current assets	4,303,941	3,939,994	3,860,387
Property and equipment, net	120,333	138,243	204,936
Other assets	52,980	37,980	32,071
TOTAL ASSETS	4,477,254	4,116,217	4,097,394
Current Liabilities
Accounts payable and accrued expenses	1,253,797	1,124,349	552,057
Due to former related party vendor	274,125	381,457	1,083,764
Note payable - related parties	800,000	1,145,000	265,000
Convertible note payable, current portion, net of discount of $1,263,889, $1,055,556 respectively	486,111	194,444
Due to related parties	113,103	146,534	134,086
Capital lease obligations, current portion	6,074	9,665	13,711
Loans payable, current portion	6,429	8,476	8,262
Total Current Liabilities	2,939,639	3,009,925	2,056,880
Capital lease obligations, net of current portion			9,665
Loans payable, net of current portion	17,481	17,481	25,958
Convertible note payable, net of current portion, net of discount of $0 and $500,000, respectively
Notes payable related parties, net of current portion			600,000
Derivative liability	2,808,041	7,415,000
Total liabilities	5,765,161	10,442,406	2,692,503
Series-A Convertible Preferred Shares, net of discount of $50,000 and $351,000, no par value, 50,000 and 351,000 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively
Commitments and Contingencies
Shareholders’ Deficit
Preferred stock value
Common stock value	41,231	38,522	2,972
Additional paid-in-capital	14,483,968	9,077,690	2,822,592
Accumulated deficit	(15,813,106)	(15,442,401)	(1,420,673)
Total Shareholders’ Deficit	(1,287,907)	(6,326,189)	1,404,891
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 4,477,254	$ 4,116,217	$ 4,097,394